Accounts Receivable - Summary of Movements in the Allowance for Impairment in Respect of Account Receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of accounts receivables [abstract]
Beginning balance	$ (5,057)	$ (3,673)	$ (3,739)
Adjustment on initial application of IFRS 9	0	(624)	0
Balance at beginning of year under IFRS 9	(5,057)	(4,297)	(3,739)
Additions	(744)	(1,311)	(879)
Write-offs	222	551	945
Ending balance	$ (5,579)	$ (5,057)	$ (3,673)